Segment Information and Geograhic Data - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues from external customers	$ 23,814	$ 17,646	$ 14,779
Income tax income / (expense) from continuing operations	3,238	(13)	(9)
Other significant non cash items
Share-based compensation expense	744	3,783	393
Gain on derivative liability			(44)
Interest and amortization of debt discount and expense	168	1,057	458
Segment assets	82,858	100,787	51,358
IoT
Segment Reporting Information [Line Items]
Revenues from external customers	23,198	16,867	14,317
Intersegment revenues	(0)	128	(0)
Interest revenue	10	1	8
Interest expense	4	30	12
Depreciation and amortization	408	470	1,501
Segment income /(loss) before income taxes	4,589	(1,302)	(2,038)
Profit / (loss) from intersegment sales	(0)	6	(0)
Income tax income / (expense) from continuing operations	3,251	0	0
Other significant non cash items
Share-based compensation expense	(0)	(0)	(0)
Gain on derivative liability	0	0	0
Interest and amortization of debt discount and expense	(0)	(0)	(0)
Segment assets	29,145	11,377	11,031
mPKI
Segment Reporting Information [Line Items]
Revenues from external customers	616	779	462
Intersegment revenues	1,931	2,506	6,786
Interest revenue	5	54	59
Interest expense	572	976	707
Depreciation and amortization	104	94	91
Segment income /(loss) before income taxes	(17,542)	(22,032)	(26,537)
Profit / (loss) from intersegment sales	92	119	323
Income tax income / (expense) from continuing operations	(12)	(13)	(9)
Other significant non cash items
Share-based compensation expense	744	3,783	393
Gain on derivative liability	0	0	44
Interest and amortization of debt discount and expense	168	1,057	458
Segment assets	53,713	89,410	40,327
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers	23,814	17,646	14,779
Intersegment revenues	1,931	2,634	6,786
Interest revenue	15	55	67
Interest expense	576	1,006	718
Depreciation and amortization	512	564	1,592
Segment income /(loss) before income taxes	(12,953)	(23,334)	(28,575)
Profit / (loss) from intersegment sales	92	125	323
Income tax income / (expense) from continuing operations	3,238	(13)	(9)
Other significant non cash items
Share-based compensation expense	744	3,783	393
Gain on derivative liability	0	0	44
Interest and amortization of debt discount and expense	$ 168	$ 1,057	$ 458